Exhibit 99.10

Seller	Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments
Longbridge Financial, LLC	[redacted]	Closed	2021-05-13 16:10	2021-05-21 19:00	Resolved	3 - Material	Credit	Title Review	Title Rvw shows prop. owner of record is not borr.
Resolved-Not Required for reverse mortgage
 - Due Diligence Vendor-05/21/2021

Ready for Review-This is addressed in the attached that was submitted with the file, please clear condition - Seller-05/17/2021

Open-Preliminary Title Commitment on page [redacted] of file demonstrates title vested in [redacted], [redacted]dated [redacted], [redacted], an undivided [redacted] interest; and [redacted], Trustee of [redacted] dated [redacted], [redacted], an undivided [redacted] interest. The borrower is not listed as a trustee and resigned as such in [redacted]. The borrower on the Mortgage paid off with this loan is [redacted], Trustee. That Mortgage does not appear on the “borrower’s” credit report. - Due Diligence Vendor-05/13/2021

Open- - Due Diligence Vendor-05/13/2021

Open-Preliminary Title Commitment on page [redacted] of file demonstrates title vested in [redacted], Trustee of [redacted] dated [redacted], [redacted], an undivided [redacted] interest; and [redacted], Trustee of [redacted] dated [redacted], [redacted], an undivided [redacted] interest. The borrower is not listed as a trustee and resigned as such in [redacted].  - Due Diligence Vendor-05/13/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-05-17 21:37	2021-05-21 19:01	Resolved	3 - Material	Credit	Credit	Residual income requirement not met.
Resolved-Not Required for reverse mortgage
 - Due Diligence Vendor-05/21/2021

Counter-1009 in file conflicts with income documented on the financial analysis. Please provide clarification. - Due Diligence Vendor-05/21/2021

Ready for Review-It seems like you're not including the dissipated proceeds  as assets?  333,671.02/156 = 2138.91 - Seller-05/17/2021

Open-Residual Income does not meet guidelines. Total income for both borrowers per 1009 is $2150.70 and total monthly combined expenses equals $1,583.86 per Final 1009 on page 156 of file and in agreeance per Financial Assessment Worksheet on page 167 of file. This leaves a residual income of $566.84. Per Financial Assessment Worksheet the required amount of residual income is $1497 which results in a shortfall of $930.16. An incorrect amount of residual income was entered on the Financial Assessment Worksheet in the amount of $2,723.25. Had the actual residual income amount of $566.84 been used, a shortfall would be evident in the amount of $930.16.  - Due Diligence Vendor-05/17/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-05-20 20:28	2021-05-21 19:01	Resolved	3 - Material	Credit	Credit	Deficient Income Documentation
Resolved-Not Required for reverse mortgage
 - Due Diligence Vendor-05/21/2021

Rescinded-Income located on bank statement- Rescinded. - Due Diligence Vendor-05/21/2021

Open-Borrower 1's income documentation for SSI is missing from file.  - Due Diligence Vendor-05/20/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-05-20 13:00	2021-05-21 19:01	Resolved	3 - Material	Credit	Credit	Deficient Income Documentation
Resolved-Not Required for reverse mortgage
 - Due Diligence Vendor-05/21/2021

Open-Income and residual income amounts vary and are not consistent on Appendix 1- HECM Financial Assessment Worksheet; amounts are not consistent with Fannie Mae 1009 forms (initial and final) in file.  - Due Diligence Vendor-05/20/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-05-13 19:07	2021-05-21 19:01	Resolved	3 - Material	Credit	Credit	Hazard insurance coverage amount is insufficient.
Resolved-Not Required for reverse mortgage
 - Due Diligence Vendor-05/21/2021

Rescinded-Thank you for clarification. - Due Diligence Vendor-05/21/2021

Ready for Review-The borrowers have $600,000 in coverage and we have a break down of the replacement cost showing 593,210.48.  Their coverage exceeds that amount, please clear condition - Seller-05/17/2021

Open-According to guidelines hazard amount should be equal to appraisal amount minus opinion of site value. In this case appraised value is $895,000 minus site value of $185,000 equals $710,000. Although replacement cost estimator is provided from insurance company on page 199 of file (replacement estimated at $593,210.48), it appears dwelling coverage amount is insufficient using guidelines' method of calculation. Furthermore, appraisal lists dwelling value at approximately $665,280. Hazard coverage for dwelling is $600,000. - Due Diligence Vendor-05/13/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-05-14 12:53	2021-05-21 19:01	Resolved	3 - Material	Credit	Credit	Hazard insurance coverage amount is insufficient.
Resolved-Not Required for reverse mortgage
 - Due Diligence Vendor-05/21/2021

Rescinded-Thank you for clarification. - Due Diligence Vendor-05/21/2021

Ready for Review-The policy has an additional 125% replacement cost coverage on the dwelling coverage.  $645,000 x 125% = 806,250 - Seller-05/17/2021

Open-Hazard coverage is insufficient. Per guidelines- The hazard insurance policy must cover 100% of the insurable value of the improvements unless the policy contains an endorsement for Guaranteed Replacement Cost. The amount of coverage must be either:
• The appraiser’s evaluation of “total estimate of cost new,”; OR
• The total appraised value minus the land value.
The appraised value is $1,565,000 and site value opinion is $775,000. Thus requiring the coverage amount to equal $790,000. Hazard Insurance coverage amount per policy is $645,000; creating a deficiency of $145,000. No “cost of new” estimate is provided on the appraisal and Hazard policy has neither a replacement cost estimate nor guaranteed replacement coverage.
 - Due Diligence Vendor-05/14/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-05-14 20:13	2021-05-21 19:01	Resolved	3 - Material	Compliance	Compliance	TILA violation; missing final Truth-in-Lending (TIL) disclosure
Resolved-Not Required for reverse mortgage
 - Due Diligence Vendor-05/21/2021

Ready for Review-This is an adjustable rate reverse, please see attached and waive - Seller-05/17/2021

Open- - Due Diligence Vendor-05/14/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-05-14 20:12	2021-05-21 19:01	Resolved	3 - Material	Compliance	Compliance	TILA violation; missing initial Truth-in-Lending (TIL) disclosure
Resolved-Not Required for reverse mortgage
 - Due Diligence Vendor-05/21/2021

Ready for Review-This is showing up as a task but the box below isn't showing anything to be done?  Let me know please, thank you - Seller-05/18/2021

Open- - Due Diligence Vendor-05/14/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-05-16 12:53	2021-05-21 19:01	Resolved	3 - Material	Compliance	Missing Doc	Missing Final TIL
Resolved-Not Required for reverse mortgage
 - Due Diligence Vendor-05/21/2021

Ready for Review-This is an adjustable rate reverse, please see attached and waive condition - Seller-05/17/2021

Open-Missing Initial and Final Truth in Lending that provides APR, Finance Charge, Amount Financed, and Total of Payments. Truth in Lending in file does not display this required information. - Due Diligence Vendor-05/16/2021

Open-Missing Initial and Final Truth in Lending that provides APR, Finance Charge, Amount Financed, and Total of Payments. - Due Diligence Vendor-05/16/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-05-16 12:53	2021-05-21 19:01	Resolved	3 - Material	Compliance	Compliance	TILA violation; missing initial Truth-in-Lending (TIL) disclosure
Resolved-Not Required for reverse mortgage
 - Due Diligence Vendor-05/21/2021

Ready for Review-This is an adjustable rate reverse, please see attached and waive condition - Seller-05/17/2021

Open-Missing Initial and Final Truth in Lending that provides APR, Finance Charge, Amount Financed, and Total of Payments. Truth in Lending in file does not display this required information. - Due Diligence Vendor-05/16/2021

Open-Missing Initial and Final Truth in Lending that provides APR, Finance Charge, Amount Financed, and Total of Payments. - Due Diligence Vendor-05/16/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-05-16 18:59	2021-05-21 19:01	Resolved	3 - Material	Credit	Credit	Hazard insurance coverage amount is insufficient.
Resolved-Not Required for reverse mortgage
 - Due Diligence Vendor-05/21/2021

Rescinded-Thank you for clarification. - Due Diligence Vendor-05/21/2021

Ready for Review-The policy has extended replacement coverage for 150% of the dwelling amount.   [redacted] x [redacted]% = [redacted] in coverage. - Seller-05/17/2021

Open-The appraised value is $[redacted] and dwelling replacement cost new estimate per appraisal is $[redacted]. Thus, requiring the coverage amount to equal $[redacted] per guidelines. Hazard Insurance coverage amount per policy is $830,300, creating a deficiency of $[redacted]. Hazard policy has neither a replacement cost estimate nor guaranteed replacement coverage. - Due Diligence Vendor-05/16/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-05-16 18:24	2021-05-21 19:01	Resolved	3 - Material	Compliance	Compliance	TILA violation; missing final Truth-in-Lending (TIL) disclosure
Resolved-Not Required for reverse mortgage
 - Due Diligence Vendor-05/21/2021

Ready for Review-This is a reverse adj mortgage, there is no APR TIL please waive - Seller-05/17/2021

Open-Missing Initial and Final Truth in Lending that provides APR, Finance Charge, Amount Financed, and Total of Payments. Truth in Lending in file does not display this required information. - Due Diligence Vendor-05/16/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-05-16 18:23	2021-05-21 19:01	Resolved	3 - Material	Compliance	Compliance	TILA violation; missing initial Truth-in-Lending (TIL) disclosure
Resolved-Not Required for reverse mortgage
 - Due Diligence Vendor-05/21/2021

Ready for Review-This is an adjustable rate reverse mortgage, please see attached and waive condition - Seller-05/17/2021

Ready for Review-This is an adjustable rate reverse mortgage, please see attached and waive condition - Seller-05/17/2021

Open-Missing Initial and Final Truth in Lending that provides APR, Finance Charge, Amount Financed, and Total of Payments. Truth in Lending in file does not display this required information. - Due Diligence Vendor-05/16/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-05-16 20:19	2021-05-21 19:01	Resolved	3 - Material	Compliance	Compliance	TILA violation; missing final Truth-in-Lending (TIL) disclosure
Resolved-Not Required for reverse mortgage
 - Due Diligence Vendor-05/21/2021

Ready for Review-This is a reverse adjustable rate mortgage, there is no APR TIL please waive - Seller-05/17/2021

Open-Missing Initial and Final Truth in Lending that provides APR, Finance Charge, Amount Financed, and Total of Payments. Truth in Lending in file does not display this required information. - Due Diligence Vendor-05/16/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-05-16 20:18	2021-05-21 19:01	Resolved	3 - Material	Compliance	Compliance	TILA violation; missing initial Truth-in-Lending (TIL) disclosure
Resolved-Not Required for reverse mortgage
 - Due Diligence Vendor-05/21/2021

Ready for Review-This is an adjustable rate reverse.  Please see attached and waive - Seller-05/17/2021

Open-Missing Initial and Final Truth in Lending that provides APR, Finance Charge, Amount Financed, and Total of Payments. Truth in Lending in file does not display this required information. - Due Diligence Vendor-05/16/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-05-16 20:18	2021-05-21 19:01	Resolved	3 - Material	Compliance	Compliance	TILA violation; missing initial Good Faith Estimate (GFE) disclosure
Resolved-Not Required for reverse mortgage
 - Due Diligence Vendor-05/21/2021

Ready for Review-The loan started as a HomeSafe (FAR loan) and they do not have a GFE for that loan program.  The loan was then transferred to us (Platinum loan product). - Seller-05/17/2021

Open-Initial GFE from application  is missing from file. GFE re disclosure took place [redacted] and indicates it is a re-disclosure. Initial application was received [redacted]. - Due Diligence Vendor-05/16/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-05-17 11:54	2021-05-21 19:01	Resolved	3 - Material	Compliance	Compliance	TILA violation; missing final Truth-in-Lending (TIL) disclosure
Resolved-Not Required for reverse mortgage
 - Due Diligence Vendor-05/21/2021

Ready for Review-This is a Reverse adjustable Rate mortgage, there is no APR TIL.  Please waive - Seller-05/17/2021

Open-Missing Initial and Final Truth in Lending that provides APR, Finance Charge, Amount Financed, and Total of Payments. Truth in Lending in file does not display this required information. - Due Diligence Vendor-05/17/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-05-17 11:53	2021-05-21 19:01	Resolved	3 - Material	Compliance	Compliance	TILA violation; missing initial Truth-in-Lending (TIL) disclosure
Resolved-Not Required for reverse mortgage
 - Due Diligence Vendor-05/21/2021

Ready for Review-SEe attached.  This is an adjustable rate reverse, there is no APR TIL - Seller-05/17/2021

Open-Missing Initial and Final Truth in Lending that provides APR, Finance Charge, Amount Financed, and Total of Payments. Truth in Lending in file does not display this required information. - Due Diligence Vendor-05/17/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-05-17 13:38	2021-05-21 19:01	Resolved	3 - Material	Compliance	Compliance	TILA violation; missing initial Truth-in-Lending (TIL) disclosure
Resolved-Not Required for reverse mortgage
 - Due Diligence Vendor-05/21/2021

Ready for Review-This is a HECM adj rate mtg, there is no APR TIL.  See attached, please waive - Seller-05/17/2021

Open-Missing Initial and Final Truth in Lending that provides APR, Finance Charge, Amount Financed, and Total of Payments. Final Truth in Lending in file does not display this required information. - Due Diligence Vendor-05/17/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-05-17 13:36	2021-05-21 19:01	Resolved	3 - Material	Compliance	Compliance	TILA violation; missing final Good Faith Estimate (GFE) disclosure
Resolved-Not Required for reverse mortgage
 - Due Diligence Vendor-05/21/2021

Ready for Review-This is an adjustable rate reverse.  There is no APR TIL please see attached and waive - Seller-05/17/2021

Open-Missing Initial and Final Truth in Lending that provides APR, Finance Charge, Amount Financed, and Total of Payments. Truth in Lending in file does not display this required information. - Due Diligence Vendor-05/17/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-05-17 13:36	2021-05-21 19:01	Resolved	3 - Material	Compliance	Compliance	TILA violation; missing initial Good Faith Estimate (GFE) disclosure
Resolved-Not Required for reverse mortgage
 - Due Diligence Vendor-05/21/2021

Ready for Review-The loan started as a HomeSafe (FAR loan) and they do not have a GFE for that loan program.  The loan was then transferred to us (Platinum loan product). - Seller-05/17/2021

Open-Missing Initial GFE. Application date was [redacted]; earliest GFE in file is dated [redacted]. - Due Diligence Vendor-05/17/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-05-21 13:18	2021-05-21 19:01	Resolved	3 - Material	Compliance	Compliance	TILA violation; missing initial Truth-in-Lending (TIL) disclosure	Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021 Open-Missing initial TIL or TALC from application date of 2/18/2021. - Due Diligence Vendor-05/21/2021
Longbridge Financial, LLC	[redacted]	Closed	2021-05-21 12:39	2021-05-21 19:01	Resolved	3 - Material	Credit	Credit	Deficient Income Documentation
Resolved-Not Required for reverse mortgage
 - Due Diligence Vendor-05/21/2021

Open-Income and residual income amounts vary and are not consistent on Appendix 1- HECM Financial Assessment Worksheet; amounts are not consistent with Fannie Mae 1009 forms (initial and final) in file. - Due Diligence Vendor-05/21/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-05-20 21:48	2021-05-21 19:01	Resolved	3 - Material	Credit	Credit	Missing initial application
Resolved-Not Required for reverse mortgage
 - Due Diligence Vendor-05/21/2021

Open-The earliest Initial Application in file is dated [redacted](Originator did not sign). Initial GFE is dated [redacted]. Documents were either created prior to the receipt of Initial Application or true Initial Application is missing. - Due Diligence Vendor-05/20/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-10 22:31	2021-06-18 18:09	Resolved	3 - Material	Compliance	Missing Doc	The Final 1003 is Incomplete
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review-This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in [redacted] per RESPA rules, please waive - Seller-06/11/2021

Open-Loan origination fee is missing from final 1009 and loan purposed not specified. - Due Diligence Vendor-06/10/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-14 15:54	2021-06-18 17:42	Resolved	3 - Material	Credit	Borrower	Borrower information on 1003 is incomplete
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review-The [redacted] isn't origination it's lender's MERS and Doc Prep Fees which gets lumped in [redacted] per RESPA rules, please waive - Seller-06/15/2021

Open-Initial 1009 and Final 1009 both reflect a $[redacted] Origination Fee, however, the Final HUD-1 shows an adjusted origination fee of $[redacted]

Final 1009 is missing the Purpose of the Loan.  - Due Diligence Vendor-06/14/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-14 21:23	2021-06-18 19:33	Resolved	3 - Material	Credit	Doc Issue	Mortgage not properly executed
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review-[redacted] does not require witness on Security Instrument/Deeds of Trust, please waive - Seller-06/15/2021

Open-Page 15 of 17 of the Mortgage Deed of Trust calls for witness signature(s). This is not completed and is left blank. - Due Diligence Vendor-06/14/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-14 19:03	2021-06-18 18:10	Resolved	3 - Material	Compliance	Missing Doc	The Final 1003 is Incomplete
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review-The additional $[redacted] difference isn't origination, it's lender's MERS and Doc Prep Fees which get lumped in [redacted] per RESPA rules, please waive - Seller-06/15/2021

Open-Loan purpose is left blank on Final and Initial 1009. Final 1009 indicates Origination Charge is $[redacted]; Final HUD-1 indicates Origination Charge is $[redacted]. - Due Diligence Vendor-06/14/2021

Open-Loan purpose is left blank on the final 1009. - Due Diligence Vendor-06/14/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-11 19:14	2021-06-18 17:30	Resolved	3 - Material	Compliance	Missing Doc	The Final 1003 is Incomplete
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review--Corrected initial and final 1009 attached
-The [redacted] difference isn't origination it's lender's MERS and Doc Prep Fees which get lumped in [redacted] per RESPA rules, please waive
-We used Dissipated assets as income, this is noted on the Financial Assessment Worksheet - Seller-06/15/2021

Open-The loan purpose section is left blank on both Initial and Final 1009(s). The Loan Origination Fee is indicated to be $[redacted] on the Final 1009 but is reflected as $[redacted] on the Final HUD-1. Income is entered as $[redacted] on the Final 1009 but is indicated to be $[redacted] on the Financial Assessment Worksheet. - Due Diligence Vendor-06/13/2021

Open-The loan purpose is blank - Due Diligence Vendor-06/11/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-14 00:32	2021-06-18 19:31	Resolved	3 - Material	Credit	Doc Issue	Mortgage not properly executed
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review-[redacted] does not require Witness signatures on Deeds of Trust, please waive - Seller-06/15/2021

Open-Mortgage Deed of Trust age [redacted] of [redacted] is not executed where space is provided for witnesses. Witness page is left blank.  - Due Diligence Vendor-06/14/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-14 01:15	2021-06-18 18:24	Resolved	2 - Non-Material	Credit	Credit	Incomplete application
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review-$[redacted] isn't origination it's lender's MERS and Doc Prep Fees which get lumped in [redacted] per RESPA rules, please waive - Seller-06/15/2021

Open-Final 1009 is incomplete/inaccurate. Purpose of Loan is not completed/ left blank. Final 1009 indicates Origination Charge is $[redacted]; page 189 Final HUD-1 indicates adjusted Origination Charge is $[redacted]. - Due Diligence Vendor-06/14/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-14 01:36	2021-06-18 19:34	Resolved	2 - Non-Material	Credit	Credit	Incomplete application
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review-Corrections are attached - Seller-06/15/2021

Open-Final 1009 is incomplete. Purpose of Loan is not completed/ left blank. Page 3 0f 8 (Declarations page) is missing for both borrowers.  - Due Diligence Vendor-06/14/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-11 15:17	2021-06-18 17:42	Resolved	3 - Material	Credit	Borrower	Borrower information on 1003 is incomplete
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review-$[redacted]  isn't origination it's lender's MERS and Doc Prep Fees which get lumped in [redacted] per RESPA rules, please waive - Seller-06/15/2021

Open-Initial 1009 and Final 1009- Purpose of Loan is incomplete. Loan Origination fee reflects $[redacted], however, the Final HUD-1 shows an adjusted origination charge of $[redacted]. - Due Diligence Vendor-06/11/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-11 18:09	2021-06-18 17:42	Resolved	3 - Material	Credit	Borrower	Borrower information on 1003 is incomplete
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review-This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in [redacted] per RESPA rules, please waive - Seller-06/15/2021

Open-Initial 1009 and Final 1009 reflect an Origination charge of $[redacted], however, the Final HUD-1 shows an adjusted origination charge of $[redacted]

Final 1009 is missing the purpose of the loan.

 - Due Diligence Vendor-06/11/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-11 02:36	2021-06-18 18:33	Resolved	2 - Non-Material	Credit	Credit	Incomplete application	Resolved-null - Due Diligence Vendor-06/18/2021 Ready for Review-attached - Seller-06/11/2021 Open-Title Held as Section is not complete on the Initial 1009. - Due Diligence Vendor-06/11/2021
Longbridge Financial, LLC	[redacted]	Closed	2021-06-11 12:11	2021-06-18 18:09	Resolved	3 - Material	Compliance	Missing Doc	The Final 1003 is Incomplete
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review-This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in [redacted] per RESPA rules, please waive - Seller-06/11/2021

Open-Final 1009 reflects $[redacted] Origination Fee. HUD-1 on page 170 of file reflects Origination Charge of $[redacted]. Final 1009 Origination Fee section is not accurate/ completed.  - Due Diligence Vendor-06/11/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-10 20:26	2021-06-18 17:44	Resolved	3 - Material	Credit	Borrower	Borrower information on 1003 is incomplete
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review-This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in [redacted] per RESPA rules, please waive - Seller-06/11/2021

Open-Initial 1009 and Final 1009 both reflect a $[redacted] Loan Origination Fee, however, the Final HUD-1 shows and adjusted origination charge of $[redacted]

Final 1009 is missing the Purpose of the Loan. - Due Diligence Vendor-06/10/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-10 18:10	2021-06-18 17:44	Resolved	3 - Material	Credit	Borrower	Borrower information on 1003 is incomplete
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review-This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in [redacted] per RESPA rules, please waive - Seller-06/11/2021

Open-Initial 1009 and Final 1009 are missing the purpose of the loan.

Initial 1009 and Final 1009 reflects a $[redacted] Loan Origination Fee, however, the Final HUD-1 reflects $[redacted]. - Due Diligence Vendor-06/10/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-11 13:20	2021-06-18 18:10	Resolved	3 - Material	Compliance	Missing Doc	The Final 1003 is Incomplete
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review-This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in [redacted] per RESPA rules, please waive - Seller-06/11/2021

Open-Loan purpose section not completed and $[redacted] origination but HUD-1 has origination fee [redacted]. - Due Diligence Vendor-06/11/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-14 20:23	2021-06-18 19:26	Resolved	3 - Material	Credit	Credit	Assets not properly documented/insufficient
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review-Attached  - Seller-06/16/2021

Open-Final 1009 indicates the borrower has $[redacted] in real estate assets and $120,000 in available assets. The subject property value is indicated to be $[redacted]. There is no documentation of the other available assets or the real estate assets in for the remaining $[redacted].  - Due Diligence Vendor-06/14/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-14 20:21	2021-06-18 18:15	Resolved	2 - Non-Material	Credit	Credit	Incomplete application
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review-the $[redacted] different is MERS and document prep, please waive - Seller-06/16/2021

Open-Final 1009 is incomplete. Purpose of Loan is not completed/ left blank. 1009 indicates Origination Charge is $[redacted]; page 225 Final HUD-1 indicates adjusted Origination Charge is $[redacted]. Final 1009 indicates the borrower has $[redacted] in real estate assets and $[redacted] in available assets. The subject property value is indicated to be $[redacted]. There is no documentation of the other available assets or the real estate assets in for the remaining $[redacted].  - Due Diligence Vendor-06/14/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-10 17:10	2021-06-18 18:06	Resolved	3 - Material	Compliance	Missing Doc	The Final 1003 is Incomplete
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review-Whats missing on the final l009?  I Reviewed and it's complete?  Also there is no origination fee on this but the lender's MERS and Doc Prep Fees get lumped in 801-803 per RESPA rules.  Refer to page 3 of HUD GFE/Comp page Please advise - Seller-06/10/2021

Open-The Final 1009 is inaccurate/ incomplete. Final 1009 indicates the Origination Charge is $[redacted]. The Final HUD-1 reflects an Origination Charge of $[redacted]. The Final 1009 is inaccurate/ incomplete.  - Due Diligence Vendor-06/10/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-10 14:31	2021-06-18 17:45	Resolved	3 - Material	Credit	Borrower	Borrower information on 1003 is incomplete
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review-This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in [redacted] per RESPA rules, please waive - Seller-06/10/2021

Open-Initial 1009 and Final 1009 both reflect a Loan Origination Fee of $[redacted], however, the Final HUD shows $[redacted]

Initial 1009 is missing the Real Estate Assets, however this has been corrected on the Final 1009.

Final 1009 is missing the Purpose of the Loan and the years of Residence at the Present Address. - Due Diligence Vendor-06/10/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-13 23:27	2021-06-18 18:23	Resolved	2 - Non-Material	Credit	Credit	Incomplete application
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review-This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in [redacted] per RESPA rules, please waive - Seller-06/15/2021

Open-Final 1009 is incomplete/inaccurate. Purpose of Loan is not completed/ left blank. Final 1009 indicates Origination Charge is $[redacted]; page 186 Final HUD-1 indicates adjusted Origination Charge is $[redacted]. - Due Diligence Vendor-06/13/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-09 20:32	2021-06-18 18:51	Resolved	2 - Non-Material	Credit	Credit	HECM Financial Analysis Worksheet is Incomplete, Missing or Deficient	Resolved-null - Due Diligence Vendor-06/18/2021 Ready for Review-Attached - Seller-06/11/2021 Open-Missing HECM Financial Analysis Worksheet per Guidelines - Due Diligence Vendor-06/09/2021
Longbridge Financial, LLC	[redacted]	Closed	2021-06-09 16:31	2021-06-18 17:46	Resolved	3 - Material	Credit	Borrower	Borrower information on 1003 is incomplete
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review-This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in[redacted] per RESPA rules, please waive.  This is a purchase transaction the borrower has lived in the property[redacted] years - Seller-06/10/2021

Ready for Review-This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in [redacted] per RESPA rules, please waive.  This is a purchase transaction the borrower has lived in the property [redacted] years - Seller-06/10/2021

Ready for Review-This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in 801-803 per RESPA rules, please waive.  This is a purchase transaction the borrower has lived in the property [redacted] years - Seller-06/10/2021

Open-Final 1009 is incomplete. Purpose of loan and Years of Residence at Present Address is left blank. Loan Origination Fee is notated as $[redacted]; per Final HUD-1, the adjusted origination is $[redacted]. Initial 1009 is incomplete. Purpose of loan and Years of Residence at Present Address is left blank. Loan Origination Fee is notated as $[redacted]; per Final HUD-1, the adjusted origination is $[redacted]. - Due Diligence Vendor-06/09/2021

Open- - Due Diligence Vendor-06/09/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-09 12:09	2021-06-21 20:48	Resolved	3 - Material	Credit	Borrower	Borrower information on 1003 is incomplete
Resolved-null - Due Diligence Vendor-06/21/2021

Counter-06/18/2021- 1009 and Addendum uploaded is for [redacted]. Borrower's name on this loan is [redacted]. - Due Diligence Vendor-06/21/2021

Ready for Review-06/18/2021- 1009 and Addendum uploaded is for [redacted]. Borrower's name on this loan is[redacted]. - Due Diligence Vendor-06/18/2021

Ready for Review-attached - Seller-06/11/2021

Open-Initial 1009 is incomplete. Purpose of loan is left blank, residence type (primary or investment) is left blank, property title is held names in is left blank - Due Diligence Vendor-06/09/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-09 12:08	2021-06-18 18:06	Resolved	3 - Material	Compliance	Missing Doc	The Final 1003 is Incomplete
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review-This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in [redacted] per RESPA rules, please waive - Seller-06/10/2021

Open-Final 1009 is incomplete. Purpose of loan is left blank, marital status is not completed/left blank, years of residence at present address is left blank. Loan Origination Fee is notated as $[redacted]; per Final HUD-1, the adjusted origination is $[redacted].  - Due Diligence Vendor-06/09/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-08 22:45	2021-06-18 18:49	Resolved	3 - Material	Credit	Credit	Deficient Income Documentation
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review-attached - Seller-06/11/2021

Open-The financial Assessment Worksheet is completed using social security income of $[redacted]. In section I: Residual Income, the borrower is said to have -$[redacted] in monthly residual income. In the next section J: Residual Income Shortfall, borrower’s residual income is said to be $[redacted] with no shortfall. Even if the compensating factor income of $[redacted] (subject loan disbursement) is used and added to the social security income used in qualifying to total $[redacted] ($[redacted]+$[redacted]) and subtracted the property expenses totaling $[redacted], it still does not equal to any of the residual income amounts used and entered on the Financial Assessment Worksheet. Financial edits are inconsistent and inaccurate. Borrower’s income listed in borrower information section of the Final 1009 is listed as $[redacted]. On the addendum to 1009 no borrower income is indicated but a co borrower income is populated in the amount of $[redacted]. There is no co borrower on this loan.  - Due Diligence Vendor-06/08/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-08 22:44	2021-06-18 18:40	Resolved	3 - Material	Credit	Borrower	Borrower information on 1003 is incomplete
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review-Attached - Seller-06/11/2021

Open-Initial 1009 is incomplete. Section 1 Purpose of Loan is not completed. Property Title is held in section is left blank. Income amounts listed and corrected are inaccurate on page two, section III- borrower Information. Liabilities section is not completed although the borrower has liabilities as of the date of application 9/23/2020 as evidenced by the credit report. Addendum to Residential Loan Application Monthly income section is left blank.  - Due Diligence Vendor-06/08/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-08 22:44	2021-06-18 18:07	Resolved	3 - Material	Compliance	Missing Doc	The Final 1003 is Incomplete
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review-Attached - Seller-06/11/2021

Open-Final 1009 is incomplete. Section I Purpose of Loan is not completed. Borrower’s income listed in borrower information section of the Final 1009 is listed as $993. On the addendum to 1009 no borrower income is indicated but a co borrower income is populated in the amount of $1,161.50. There is no co borrower on this loan.  - Due Diligence Vendor-06/08/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-08 19:07	2021-06-18 19:07	Resolved	3 - Material	Credit	Borrower	Borrower information on 1003 is incomplete
Resolved-null - Due Diligence Vendor-06/18/2021

Ready for Review-attached - Seller-06/11/2021

Open-Title held as section is not completed on Initial 1009. Occupancy section is not completed on initial 1009.  - Due Diligence Vendor-06/08/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-08 16:24	2021-06-18 19:15	Resolved	2 - Non-Material	Credit	Title Review	Title Review shows outstanding delinquent taxes
Resolved-Client provided 2020 Tax Statement reflecting $[redacted] total due by [redacted]. - Due Diligence Vendor-06/18/2021

Ready for Review-Taxes are paid, see attached - Seller-06/11/2021

Open-Property taxes were delinquent in the amount of $[redacted] and have not been paid since 2014. Final HUD-1 reflects payment in the amount of $[redacted] to satisfy this. Per guidelines all taxes due within 60 days of closing must be paid in full. Please provide date of 2021 taxes due and evidence of payment if due earlier than 7/24/2021. - Due Diligence Vendor-06/08/2021

Longbridge Financial, LLC	[redacted]	Closed	2021-06-11 13:14	2021-06-18 18:04	Resolved	3 - Material	Credit	Borrower	Borrower information on 1003 is incomplete
Resolved-null - Due Diligence Vendor-[redacted]

Ready for Review-Origination charge is [redacted]
This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in [redacted] per RESPA rules, please waive - Seller-06/11/2021

Open-The Final 1009 reflects an Origination charge of $[redacted], however, the Final HUD-1 shows an Adjusted Origination Charge of $[redacted] - Due Diligence Vendor-06/11/2021

Seller	Loan ID	Seller Comments	Finding Resolution	Finding Document	Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose
Longbridge Financial, LLC	[redacted]	Ready for Review-This is addressed in the attached that was submitted with the file, please clear condition - Seller-05/17/2021	Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-It seems like you're not including the dissipated proceeds as assets? 3[redacted]/[redacted] = [redacted] - Seller-05/17/2021	Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]		Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021 Rescinded-Income located on bank statement- Rescinded. - Due Diligence Vendor-05/21/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]		Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]
Ready for Review-The borrowers have $[redacted] in coverage and we have a break down of the replacement cost showing [redacted].  Their coverage exceeds that amount, please clear condition - Seller-05/17/2021

			Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021 Rescinded-Thank you for clarification. - Due Diligence Vendor-05/21/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-The policy has an additional [redacted]% replacement cost coverage on the dwelling coverage. $[redacted] x [redacted]% = [redacted] - Seller-05/17/2021	Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021 Rescinded-Thank you for clarification. - Due Diligence Vendor-05/21/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-This is an adjustable rate reverse, please see attached and waive - Seller-05/17/2021	Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-This is showing up as a task but the box below isn't showing anything to be done? Let me know please, thank you - Seller-05/18/2021	Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-This is an adjustable rate reverse, please see attached and waive condition - Seller-05/17/2021	Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-This is an adjustable rate reverse, please see attached and waive condition - Seller-05/17/2021	Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-The policy has extended replacement coverage for [redacted]% of the dwelling amount. [redacted] x [redacted]% = [redacted] in coverage. - Seller-05/17/2021	Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021 Rescinded-Thank you for clarification. - Due Diligence Vendor-05/21/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-This is a reverse adj mortgage, there is no APR TIL please waive - Seller-05/17/2021	Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]
Ready for Review-This is an adjustable rate reverse mortgage, please see attached and waive condition - Seller-05/17/2021

 Ready for Review-This is an adjustable rate reverse mortgage, please see attached and waive condition - Seller-05/17/2021

			Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-This is a reverse adjustable rate mortgage, there is no APR TIL please waive - Seller-05/17/2021	Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-This is an adjustable rate reverse. Please see attached and waive - Seller-05/17/2021	Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-The loan started as a HomeSafe (FAR loan) and they do not have a GFE for that loan program. The loan was then transferred to us (Platinum loan product). - Seller-05/17/2021	Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-This is a Reverse adjustable Rate mortgage, there is no APR TIL. Please waive - Seller-05/17/2021	Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-SEe attached. This is an adjustable rate reverse, there is no APR TIL - Seller-05/17/2021	Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-This is a HECM adj rate mtg, there is no APR TIL. See attached, please waive - Seller-05/17/2021	Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-This is an adjustable rate reverse. There is no APR TIL please see attached and waive - Seller-05/17/2021	Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-The loan started as a HomeSafe (FAR loan) and they do not have a GFE for that loan program. The loan was then transferred to us (Platinum loan product). - Seller-05/17/2021	Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]		Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]		Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]		Resolved-Not Required for reverse mortgage - Due Diligence Vendor-05/21/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in 801-803 per RESPA rules, please waive - Seller-06/11/2021		[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-The [redacted] isn't origination it's lender's MERS and Doc Prep Fees which gets lumped in 801-803 per RESPA rules, please waive - Seller-06/15/2021		[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-CA does not require witness on Security Instrument/Deeds of Trust, please waive - Seller-06/15/2021		[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-The additional $[redacted] difference isn't origination, it's lender's MERS and Doc Prep Fees which get lumped in 801-803 per RESPA rules, please waive - Seller-06/15/2021		[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]
Ready for Review--Corrected initial and final 1009 attached
-The [redacted] difference isn't origination it's lender's MERS and Doc Prep Fees which get lumped in 801-803 per RESPA rules, please waive
-We used Dissipated assets as income, this is noted on the Financial Assessment Worksheet - Seller-06/15/2021

				[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-Colorado does not require Witness signatures on Deeds of Trust, please waive - Seller-06/15/2021		[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-$[redacted] isn't origination it's lender's MERS and Doc Prep Fees which get lumped in 801-803 per RESPA rules, please waive - Seller-06/15/2021		[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-Corrections are attached - Seller-06/15/2021		[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-$[redacted] isn't origination it's lender's MERS and Doc Prep Fees which get lumped in 801-803 per RESPA rules, please waive - Seller-06/15/2021		[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in 801-803 per RESPA rules, please waive - Seller-06/15/2021		[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-attached - Seller-06/11/2021		[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in 801-803 per RESPA rules, please waive - Seller-06/11/2021		[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in 801-803 per RESPA rules, please waive - Seller-06/11/2021		[redacted]
Borrower does not meet residual income requirement - Borrower residual income is $494.96; required residual income in borrower region is $883.50 resulting in RI shortfall of $388.54. Comp factor using subject loan proceeds created an adjusted RI of $2,099.46.
						[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in 801-803 per RESPA rules, please waive - Seller-06/11/2021		[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in 801-803 per RESPA rules, please waive - Seller-06/11/2021		[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-Attached - Seller-06/16/2021		[redacted]		[redacted]	Primary Residence	Other	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-the $186.95 different is MERS and document prep, please waive - Seller-06/16/2021		[redacted]		[redacted]	Primary Residence	Other	Cash Out - Other
Longbridge Financial, LLC	[redacted]
Ready for Review-Whats missing on the final l009?  I Reviewed and it's complete?  Also there is no origination fee on this but the lender's MERS and Doc Prep Fees get lumped in 801-803 per RESPA rules.  Refer to page 3 of HUD GFE/Comp page Please advise - Seller-06/10/2021

				[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in 801-803 per RESPA rules, please waive - Seller-06/10/2021		[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in 801-803 per RESPA rules, please waive - Seller-06/15/2021		[redacted]
Residual income requirement not met. - Residual income analysis resulted in a shortfall. Comp factor of subject loan proceeds used to improve residual income. Actual borrower monthly residual income was $987.55. Required residual income in borrower's region is $1497, creating a RI shortfall of $509.45 monthly. Subject loan proceeds were used to improve RI to $2,382.00.
						[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-Attached - Seller-06/11/2021		[redacted]		[redacted]	Primary Residence	Purchase	NA
Longbridge Financial, LLC	[redacted]
Ready for Review-This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in 801-803 per RESPA rules, please waive.  This is a purchase transaction the borrower has lived in the property 0 years - Seller-06/10/2021

 Ready for Review-This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in 801-803 per RESPA rules, please waive.  This is a purchase transaction the borrower has lived in the property 0 years - Seller-06/10/2021

 Ready for Review-This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in 801-803 per RESPA rules, please waive.  This is a purchase transaction the borrower has lived in the property 0 years - Seller-06/10/2021

				[redacted]		[redacted]	Primary Residence	Purchase	NA
Longbridge Financial, LLC	[redacted]	Ready for Review-06/18/2021- 1009 and Addendum uploaded is for [redacted]. Borrower's name on this loan is [redacted]. - Due Diligence Vendor-06/18/2021 Ready for Review-attached - Seller-06/11/2021		[redacted]
Residual income requirement not met. - Residual income analysis resulted in a shortfall. Comp factor of subject loan proceeds used to improve residual income. Actual borrower monthly residual income was $505.62 monthly; required residual income in borrower's region is $883.50.
						[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in 801-803 per RESPA rules, please waive - Seller-06/10/2021		[redacted]
Residual income requirement not met. - Residual income analysis resulted in a shortfall. Comp factor of subject loan proceeds used to improve residual income. Actual borrower monthly residual income was $505.62 monthly; required residual income in borrower's region is $883.50.
						[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-attached - Seller-06/11/2021		[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-Attached - Seller-06/11/2021		[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-Attached - Seller-06/11/2021		[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-attached - Seller-06/11/2021		[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-Taxes are paid, see attached - Seller-06/11/2021	Resolved-Client provided 2020 Tax Statement reflecting $0 total due by 06/30/2021. - Due Diligence Vendor-06/18/2021	[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other
Longbridge Financial, LLC	[redacted]	Ready for Review-Origination charge is 6700 This isn't origination it's lender's MERS and Doc Prep Fees which get lumped in 801-803 per RESPA rules, please waive - Seller-06/11/2021		[redacted]		[redacted]	Primary Residence	Refinance	Cash Out - Other